DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations
Schedule of disposal pstt

	2022	For the period from January 1, 2023 to July 28, 2023	2024
	CNY	CNY	CNY
Revenue	20,306	12,748	—
Cost of sales	(14,485)	(5,872)	—
Gross profit	5,821	6,876	—
Selling and distribution expenses	(700)	(442)	—
Administrative expenses	(11,501)	(5,699)	—
Other income	205	142	—
Impairment reversal/(losses) on financial assets	1,073	(9,931)	—
Finance costs	(3,586)	(1,906)	—
Finance income	15,594	8,785	—

(LOSS)/PROFIT BEFORE INCOME TAX	6,906	(2,175)	—

Income tax expense	(5,864)	(1,931)	—

(LOSS)/PROFIT FOR THE YEAR/PERIOD FROM THE DISCONTINUED OPERATIONS	1,042	(4,106)	—
Attributable to:
Owners of the company	(1,285)	(5,504)	—
Non-controlling interests	2,327	1,398	—

Schedule of discontinued operations cash flow

	2022	For the period from January 1, 2023 to July 28, 2023	2024
	CNY	CNY	CNY
Operating activities	(2,255)	15,162	—
Investing activities	(13)	(12)	—
Financing activities	(11,930)	(3,378)	—
Net foreign exchange difference	—	33	—
Net (decrease) /increase in cash and cash equivalents	(14,198)	11,805	—

Loss per share
– Basic, from the discontinued operations	(0.15)	(0.67)	—
– Diluted, from the discontinued operations	(0.15)	(0.67)	—

The calculations of basic and diluted earnings per share from discontinued operations are based on:

	2022	For the period from January 1, 2023 to July 28, 2023	2024
	CNY	CNY	CNY
Loss for the year attributable to owners of the Company from discontinued operations	(1,285)	(5,504)	—
Weighted average number of ordinary shares in issue during the year / period used in the basic and diluted earnings per share calculation (note 8)	8,189,617	8,222,658	—